Fair Value Measurement - Changes in Fair Value Levels (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Measurement
Asset transfers out of Level 1 into Level 2	$ 0	$ 0	$ 0
Asset transfers out of Level 2 into Level 1	0	0	0
Asset transfers into (out of) Level 3	0	0	0
Liability transfers out of Level 1 into Level 2	0	0	0
Liability transfers out of Level 2 into Level 1	0	0	0
Liability transfers into (out of) Level 3	$ 0	$ 0	$ 0